Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended	2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2011 Vessel	Jun. 30, 2014	Feb. 22, 2014	Feb. 21, 2014
Segment Reporting Information [Line Items]
Amount of charter rate being forgone	$ 31,090,000	$ 56,682,000	$ 56,989,000
ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Acquisition and development fee	1,600,000
Petrojarl I FPSO [Member]
Segment Reporting Information [Line Items]
Acquisition and development fee	2,100,000
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Amount of charter rate being forgone	31,090,000	56,682,000	56,989,000
Restructuring recovery					800,000
Number of vessels				4
Towage segment [Member] | ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Acquisition and development fee	1,600,000
Towage segment [Member] | ALP Maritime Services B.V. [Member] | Affiliated Entity [Member]
Segment Reporting Information [Line Items]
Acquisition and development fee	1,000,000
Shuttle Tankers Reflagged [Member]
Segment Reporting Information [Line Items]
Restructuring charges	600,000	600,000
Number of vessels	1	1
Dropdown Predecessor [Member] | Indemnification Agreement [Member]
Segment Reporting Information [Line Items]
Unreimbursed vessel operating expenses						(400,000)
Amount of charter rate being forgone	31,300,000
Dropdown Predecessor [Member] | Indemnification Agreement [Member] | Production Shortfalls [Member]
Segment Reporting Information [Line Items]
Indemnification of revenue loss							$ 3,100,000